Summary of Significant Accounting Policies (Details 7) (USD $)	0 Months Ended
	Nov. 14, 2014	Nov. 14, 2012	Dec. 28, 2014	Dec. 29, 2013	Nov. 15, 2014	Nov. 15, 2012
Debt Discount and Deferred Financing Costs
Unamortized debt discount written off		$ 3,000,000
Debt discount			6,790,000	9,597,000
Accumulated amortization of debt discount			3,100,000	1,700,000
Deferred financing costs written off	2,500,000
Deferred financing costs, net			5,894,000	8,272,000
Accumulated amortization of deferred financing costs			4,400,000	2,700,000
Ares
Debt Discount and Deferred Financing Costs
Debt discount						17,500,000
Debt issuance costs and fees capitalized as deferred financing costs					$ 17,200,000